Consolidated Statement of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Changes in Other-Than-Temporary-Impairment (OTTI) Losses			$ (2.7)	[1]	$ (1.1)	[1]
Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI			(0.6)	[2]	(22.2)	[2]
Other Security Gains (Losses), net	(1.5)		1.6		(0.6)
Investment Security Gains (Losses), net	$ (1.5)	[3]	$ (1.7)	[3]	$ (23.9)	[3]

[1]	For initial other-than-temporary impairments in the respective period, the balance includes the excess of the amortized cost over the fair value of the impaired securities. For subsequent impairments of the same security, the balance includes any additional changes in fair value of the security subsequent to its most recently recorded OTTI.
[2]	For initial other-than-temporary impairments in the respective period, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.
[3]	Changes in Other-Than-Temporary-Impairment (OTTI) Losses $ - $ (2.7) $ (1.1) Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI - (0.6) (22.2) Other Security Gains (Losses), net (1.5) 1.6 (0.6) Investment Security Gains (Losses), net $ (1.5) $ (1.7) $ (23.9)